OTHER NOTES TO THE ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER NOTES TO THE ACCOUNTS
Schedule of remuneration of executive officers (including Non-Executive Directors)

	2017	2016	2015
	$ million	$ million	$ million
Short-term employee benefits	15	15	16
Share-based payments expense	7	7	8
Pension and post-employment benefit entitlements	1	1	1
Compensation for loss of office	3	–	–
	26	23	25